Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.68%	3.89%
Expected return on assets	5.51%	5.50%
Rate of compensation increase	3.13%	3.31%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.69%	3.97%
Expected return on assets	5.18%	4.66%
Rate of compensation increase	2.97%
Healthcare cost trend rate
Before Age 65	7.68%	8.48%
Age 65 and after	7.68%	7.50%
Assumed Ultimate Medical Inflation Rate	4.80%	5.00%
Year in which Ultimate Rate is reached	2019	2017